OLD MUTUAL ADVISOR FUNDS II

Supplement Dated August 2, 2007

This Supplement updates certain information contained in the currently effective Class A and Class C shares Prospectus of Old Mutual Advisor Funds II (the “Trust”) dated June 4, 2007, as supplemented. You should retain your Prospectus and current supplements for future reference. You may obtain an additional copy of a Prospectus and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com

The following supplements the bulleted information contained on page 146 of the Prospectus under the section heading “Redemption/Exchange Fee:”

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redemptions initiated by shareholders holding Advisor Class shares who exchange some or all of their Advisor Class shares to Class A shares pursuant to the exchange feature set forth in the “General Policies-Exchanges Between Funds” section of the prospectus.

The following supplements the bulleted information contained on page 148 of the Prospectus under the section heading “Class A Purchases Not Subject to Initial Sales Charge:”

•	When exchanging Advisor Class shares of a Fund for Class A shares of the same Fund.

The following replaces information contained in the third bulleted point on page 150 of the Prospectus under the section heading “Class A Purchases Not Subject to Contingent Deferred Sales Charge” in its entirety:

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on exchanges of shares of certain other Old Mutual Funds (see the SAI for more information on the exchange privilege) and exchanges of Advisor Class shares of a Fund for Class A shares of the same Fund;

The following is added following the last paragraph under the section heading “Exchanges Between Funds” on page 154 of the Prospectus and which section heading is changed to “Exchanges Between Funds and Share Classes:”

Shareholders of Advisor Class shares of a Fund (which are offered by separate prospectus) may directly exchange their Advisor Class shares for Class A shares of the same Fund on any day prior to the date that Advisor Class shares are terminated as a separate share class of the Fund or otherwise converted to Class A shares of the Fund. Advisor Class shares of each of the Old Mutual Analytic U.S. Long/Short Fund, Old Mutual Barrow Hanley Value Fund, Old Mutual Columbus Circle Technology and Communications Fund, Old Mutual Dwight Intermediate Fixed Income Fund, Old Mutual Emerging Growth Fund, Old Mutual Focused Fund, Old Mutual Growth Fund, Old Mutual Large Cap Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Select Growth Fund, Old Mutual Small Cap Fund, and Old Mutual Strategic Small Company Fund are expected to be terminated as a separate share class of the Fund on or about September 21, 2007. Advisor Class shares of each of the Old Mutual Dwight Short Term Fixed Income Fund, Old Mutual Heitman REIT Fund, Old Mutual Large Cap Growth Fund, and Old Mutual Mid Cap Fund are expected to be converted to Class A shares of the Fund on or about September 21, 2007. Shareholders of Advisor Class shares should not recognize a taxable gain or loss on any direct exchange for Class A shares.

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Distributor: Old Mutual Investment Partners

R-07-120 08/2007

OLD MUTUAL ADVISOR FUNDS II

Supplement Dated August 2, 2007

This Supplement updates certain information contained in the currently effective Class Z, Advisor Class, Institutional Class and Class R Shares Prospectus of Old Mutual Advisor Funds II (the “Trust”), as supplemented, dated June 4, 2007. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

On August 2, 2007, the Trust’s Board of Trustees (the “Board”) approved the following related to Advisor Class shares of the Trust’s series portfolios (the “Funds”):

Termination of Advisor Class Shares of Certain Funds

The Board approved a plan to terminate and liquidate Advisor Class shares of the following Funds (the “Termination”), effective on or around September 21, 2007 ( the “Effective Date”): Old Mutual Analytic U.S. Long/Short Fund, Old Mutual Barrow Hanley Value Fund, Old Mutual Dwight Intermediate Fixed Income Fund, Old Mutual Columbus Circle Technology and Communications Fund, Old Mutual Emerging Growth Fund, Old Mutual Focused Fund, Old Mutual Growth Fund, Old Mutual Large Cap Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Select Growth Fund, Old Mutual Small Cap Fund, and Old Mutual Strategic Small Company Fund. Effective August 3, 2007, the foregoing Funds no longer accept investments in Advisor Class shares. On the Effective Date, the Trust will liquidate the Advisor Class assets of the foregoing Funds and distribute the proceeds ratably among the Advisor Class shareholders of such Funds. The Termination will generally be considered a taxable event.

Reclassification of Advisor Class Shares of Certain Funds

The Board approved a plan to reclassify Advisor Class shares of the following Funds as Class A shares of the same Fund (the “Reclassification”) on the Effective Date: Old Mutual Heitman REIT Fund, Old Mutual Large Cap Growth Fund, Old Mutual Mid-Cap Fund, and Old Mutual Dwight Short Term Fixed Income Fund. Effective August 3, 2007, the foregoing Funds no longer accept investments in Advisor Class shares by new investors. As a result of the Reclassification, each outstanding Advisor Class share will be automatically reclassified as Class A shares of the same Fund, with an aggregate net asset value equal to the aggregate net asset value of the Advisor Class shares so reclassified. Any applicable short term redemption/exchange fees attributable to Advisor Class shares or sales charge attributable to Class A shares will be waived for shares exchanged or acquired in connection with the Reclassification. Although each Fund’s Class A shares are generally sold with an initial sales charge, holders of Advisor Class shares that are converted into Class A shares will be permitted to purchase additional Class A shares of such Fund without an initial sales charge and will not be subject to any contingent deferred sales charges. It is anticipated that the Reclassification will be tax-free for federal income tax purposes.

Additional Information Regarding the Transactions

The Termination and Reclassification transactions are the result of a generally low level of assets currently invested in Advisor Class shares and the projected lack of asset growth in Advisor Class shares over the short and long term. Existing Advisor Class shareholders may continue to redeem Advisor Class shares, and will continue to receive any dividends and distributions in additional Advisor Class shares (unless they have elected to receive dividends and distributions in cash) until the close of business on the Effective Date. Any applicable short-term redemption/exchange fees will be waived for such redemptions. The redemption of Advisor Class shares will generally be considered a taxable event.

Anytime prior to 4:00 p.m. Eastern time on the day before the Effective Date, shareholders may exchange their Advisor Class shares of a Fund for Class A shares of such Fund, without being subject to any Class A sales charges or short-term redemption/exchange fees. Shareholders of Advisor Class shares should not recognize a taxable gain or loss on any direct exchange for Class A shares.

In all cases, shareholder should consult their personal tax adviser concerning their particular tax situation. Shareholders may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting Old Mutual at 888-772-2888.

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Distributor: Old Mutual Investment Partners

R-07-121 08/2007

OLD MUTUAL ADVISOR FUNDS II

Supplement Dated August 2, 2007

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z, Advisor Class, Institutional Class and Class R Shares Statement of Additional Information (the “SAI”) of Old Mutual Advisor Funds II (the “Trust”) dated June 4, 2007, as supplemented. You should retain your SAI and current supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces information contained in the third bulleted point on page 91 of the SAI under the section heading “CDSC Exception for Large Purchases of Class A Shares” in its entirety:

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on exchanges of shares of certain other Old Mutual Funds (see “Purchases and Redemptions of Shares – Exchange Privileges”) and exchanges of Advisor Class shares of a Fund for Class A shares of the same Fund;

The following is added as a new paragraph under the section heading “Exchange Privileges” beginning on page 97 of the SAI:

Shareholders of Advisor Class shares of a Fund may directly exchange their Advisor Class shares for Class A shares of the same Fund on any day prior to the date that Advisor Class shares are terminated as a separate share class of the Fund or otherwise converted to Class A shares of the Fund. Advisor Class shares of each of the Old Mutual Analytic U.S. Long/Short Fund, Old Mutual Barrow Hanley Value Fund, Old Mutual Columbus Circle Technology and Communications Fund, Old Mutual Dwight Intermediate Fixed Income Fund, Old Mutual Emerging Growth Fund, Old Mutual Focused Fund, Old Mutual Growth Fund, Old Mutual Large Cap Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Select Growth Fund, Old Mutual Small Cap Fund, and Old Mutual Strategic Small Company Fund are expected to be terminated as a separate share class of the Fund on or about September 21, 2007. Advisor Class shares of each of the Old Mutual Dwight Short Term Fixed Income Fund, Old Mutual Heitman REIT Fund, Old Mutual Large Cap Growth Fund, and Old Mutual Mid Cap Fund are expected to be converted to Class A shares of the Fund on or about September 21, 2007. Shareholders of Advisor Class shares should not recognize a taxable gain or loss on any direct exchange for Class A shares.

The following replaces the first paragraph under the heading “Redemption or Exchange of Shares” on page 105 of the SAI in its entirety:

Upon a redemption or an exchange of shares for shares of another Fund, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a hedging conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Any loss recognized by a shareholder on a redemption or exchange of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

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Distributor: Old Mutual Investment Partners

R-07-122 08/2007